Taxation (Details) (CNY)	12 Months Ended					12 Months Ended													36 Months Ended			48 Months Ended	36 Months Ended	48 Months Ended	36 Months Ended	48 Months Ended	36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Cayman Islands	Dec. 31, 2013 BVI	Dec. 31, 2013 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2012 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2013 Hong Kong NetEase Hong Kong	Dec. 31, 2012 Hong Kong NetEase Hong Kong	Dec. 31, 2013 Hong Kong Lede Hong Kong	Dec. 31, 2012 Hong Kong Lede Hong Kong	Dec. 31, 2013 Hong Kong Media Hong Kong	Dec. 31, 2012 Hong Kong Media Hong Kong	Dec. 31, 2013 Hong Kong StormNet IT HK	Dec. 31, 2012 Hong Kong StormNet IT HK	Dec. 31, 2013 People's Republic of China	Dec. 31, 2012 People's Republic of China	Dec. 31, 2011 People's Republic of China	Dec. 31, 2013 People's Republic of China Key Software Enterprise item	Dec. 31, 2014 People's Republic of China Hangzhou Langhe Software Enterprises	Dec. 31, 2015 People's Republic of China Wangyibao Software Enterprises	Dec. 31, 2014 People's Republic of China NetEase Hangzhou Key Software Enterprise	Dec. 31, 2013 People's Republic of China NetEase Hangzhou HNTEs	Dec. 31, 2014 People's Republic of China Boguan Key Software Enterprise	Dec. 31, 2013 People's Republic of China Boguan HNTEs	Dec. 31, 2014 People's Republic of China NetEase Beijing Key Software Enterprise	Dec. 31, 2013 People's Republic of China NetEase Beijing HNTEs
Income taxes
Withholding tax amount				0	0
Income tax rate (as a percent)	25.00%	25.00%	25.00%			16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Reduction of tax rate (as a percent)																						10.00%	15.00%	10.00%	15.00%	10.00%	15.00%
Number of entities approved for preferential tax rate																			3
Percentage of tax deduction																				50.00%	50.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions																818,056,000	503,045,000	559,032,000
Earnings per share effect, basic (in CNY per share)																0.25	0.15	0.17
Earnings per share effect, diluted (in CNY per share)																0.25	0.15	0.17